Property and equipment, net	12 Months Ended
Dec. 31, 2019
Property and equipment, net
Property and equipment, net
6.	Property and equipment, net
Property and equipment, net consists of the following:

	As of December 31,
	2018	2019
	RMB	RMB
Gross carrying amount
Computer and transmission equipment	86,612,440	91,375,589
Leasehold improvements	16,820,394	29,237,111
Furniture and office equipment	4,914,900	6,339,065
Motor vehicles	410,200	410,200

Total	108,757,934	127,361,965
Less: accumulated depreciation	(58,330,324)	(88,452,500)

Property and equipment, net	50,427,610	38,909,465

Depreciation expense was RMB23,167,001
,
RMB26,996,910 and RMB32,814,894 for the years ended December 31,
2017,
2018 and 2019, respectively.